SHARE-BASED COMPENSATION - Summary of RSUs Activity (Detail) - RSUs [Member]	12 Months Ended
Dec. 31, 2024 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested balance at January 1, 2024	4,835,659
Granted	2,159,660
Vested	(1,715,313)
Forfeited	(627,721)
Unvested balance at December 31, 2024	4,652,285